Basis of Presentation and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

Note 3. Basis of Presentation and Significant Accounting Policies

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and Regulation S-X and do not include all the information and disclosures required by generally accepted accounting principles in the United States (”US”), (“GAAP”). The Company has made estimates and judgments affecting the amounts reported in the Company’s unaudited condensed consolidated financial statements and the accompanying notes. The actual results experienced by the Company may differ materially from the Company’s estimates. The unaudited condensed consolidated financial information is unaudited but reflects all normal adjustments that are, in the opinion of management, necessary to provide a fair statement of results for the interim periods presented.

These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 (the “2022 Annual Report”), filed with the Securities and Exchange Commission (the “SEC”) on May 11, 2023. The condensed consolidated balance sheet as of December 31, 2022 included in this report was derived from the Company’s audited 2022 financial statements contained in the above referenced 2022 Annual Report. Results of the three months ended March 31, 2023, are not necessarily indicative of the results to be expected for the full year ending December 31, 2023.

Basis of Presentation

Other than as noted below, there have been no material changes to the Company’s significant accounting policies previously disclosed in the 2022 Annual Report.

Principles of Consolidation

The Acquisition was accounted for as a reverse recapitalization with GWW being the accounting acquirer and GIGA being the acquired company for accounting purposes. All historical financial information presented in the unaudited condensed consolidated financial statements represents the accounts of GWW and its wholly owned and majority owned subsidiaries. The unaudited condensed consolidated financial statements after completion of the Acquisition will include the assets and liabilities and operations of GIGA and its subsidiaries from the Closing Date of the Acquisition. All intercompany transactions and balances have been eliminated. The shares and net loss per common share prior to the merger have been retroactively restated to reflect the share exchange ratio established in the merger.

Recently Adopted Accounting Standards

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments - Credit Losses (Topic 326),” (“ASU 2016-13”) to improve information on credit losses for financial assets and net investment in leases that are not accounted for at fair value through net income. ASU 2016-13 replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses. This guidance was effective for the Company beginning on January 1, 2023. The adoption of this guidance did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

In January 2017, FASB issued ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which eliminated the calculation of implied goodwill fair value. Instead, companies will record an impairment charge based on the excess of a reporting unit’s carrying amount of goodwill over its fair value. This guidance was effective for the Company beginning on January 1, 2023. The adoption of this guidance did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

Note 3. Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”).

Principles of Consolidation

The Acquisition is accounted for as a reverse recapitalization with GWW being the accounting acquirer and GIGA being the acquired company for accounting purposes. All historical financial information presented in the consolidated financial statements represents the accounts of GWW and its wholly owned and majority owned subsidiaries. The consolidated financial statements after completion of the Acquisition will include the assets and liabilities and operations of GIGA and its subsidiaries from the Closing Date of the Acquisition. All intercompany transactions and balances have been eliminated. The shares and net loss per common share prior to the merger have been retroactively restated as shares reflecting the exchange ratio established in the merger.

Change in Fiscal Year

As a result of the Acquisition, the Company changed our fiscal year-end from March 25, 2023 to December 31, 2022, effective September 8, 2022.

Accounting Estimates

The preparation of financial statements, in conformity with GAAP, requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. Key estimates include valuations of the assets and liabilities acquired in the business combination, valuation of convertible notes, reserves for inventories, accruals of certain liabilities, useful lives and the recoverability of long-lived assets and impairment analysis of goodwill.

Reclassifications

Certain prior year amounts have been reclassified for comparative purposes to conform to the current-year financial statement presentation. These reclassifications had no effect on previously reported results of operations. The impact on any prior period disclosures was immaterial.

Significant Accounting Policies

Business Combinations

The Company allocates the purchase price of an acquired business to the tangible and intangible assets acquired and liabilities assumed based upon their estimated fair values on the acquisition date. Any excess of the purchase price over the fair value of the net assets acquired is recorded as goodwill. Acquired customer relations, developed technology and tradenames are recognized at fair value. The purchase price allocation process requires management to make significant estimates and assumptions as of the acquisition date with respect to intangible assets. The allocation of the consideration transferred in certain cases may be subject to revision based on the final determination of fair values during the measurement period, which may be up to one year from the acquisition date. The Company includes the results of operations of the business that it has acquired in its consolidated results prospectively from date of acquisition. Direct transaction costs associated with the business combination are expensed as incurred.

Revenue Recognition

The Company recognizes revenue in accordance with Financial Accounting Standards Board (”FASB”) issued Accounting Standards Codification (”ASC”) 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of ASC 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

•Step 1: Identify the contract with the customer,

•Step 2: Identify the performance obligations in the contract,

•Step 3: Determine the transaction price,

•Step 4: Allocate the transaction price to the performance obligations in the contract, and

•Step 5: Recognize revenue when the company satisfies a performance obligation.

Sales of Products

The Company enters into contracts directly with its customers and generates revenues from the sale of its products through a direct and indirect sales force. The Company’s performance obligations to deliver products are satisfied at the point in time when products are received by the customer, which is when the customer obtains control over the goods. The Company provides standard assurance warranties, which are not separately priced, that the products function as intended. The Company primarily receives fixed consideration for sales of product. Some of the Company’s contracts with distributors include stock rotation rights after six months for slow moving inventory, which represents variable consideration. The Company uses an expected value method to estimate variable consideration and constrains revenue for estimated stock rotations until it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. To date, returns have been insignificant.

Because the Company’s product sales agreements have an expected duration of one year or less, the Company has elected to adopt the practical expedient in ASC606-10-50-14(a) of not disclosing information about its remaining performance obligations.

Manufacturing Services

The Company’s principal business is providing manufacturing services in exchange primarily for fixed fees. For manufacturing services, which include revenues generated by Enertec, Microsource and Microphase and in certain instances revenues generated by Gresham Power, the Company’s performance obligation for manufacturing services is satisfied over time as the Company creates or enhances an asset based on criteria that are unique to the customer and that the customer controls as the asset is created or enhanced. Generally, the Company recognizes revenue based upon proportional performance over time using a cost-to-cost method which measures progress based on the costs incurred to total expected costs in satisfying its performance obligation. This method provides a depiction of the progress in providing the manufacturing service because there is a direct relationship between the costs incurred by the Company and the transfer of the manufacturing service to the customer. Manufacturing services are recognized based upon the proportional performance method as services transferred over time and to the extent the customer has not been invoiced for these revenues, as accrued revenue in the accompanying consolidated balance sheets. Revisions to the Company’s estimates may result in increases or decreases to revenues and income and are reflected in the consolidated financial statements in the periods in which they are first identified.

The Company has elected the practical expedient in ASC 606-10-50-14(a) to not adjust the promised amount of consideration for the effects of a significant financing component to the extent that the period between when the Company transfers its promised good or service to the customer and when the customer pays in one year or less.

Accounts Receivable and Allowance for Doubtful Accounts

The Company’s receivables are recorded when billed and represent claims against third parties that will be settled in cash. The carrying amount of the Company’s receivables, net of the allowance for doubtful accounts, represents their estimated net realizable value. The Company individually reviews all accounts receivable balances and based upon an assessment of current creditworthiness, estimates the portion, if any, of the balance that will not be collected. The Company estimates the allowance for doubtful accounts based on historical collection trends, age of outstanding receivables and existing economic conditions. If events or changes in circumstances indicate that a specific receivable balance may be impaired, further consideration is given to the collectability of those balances and the allowance is adjusted accordingly. A customer’s receivable balance is considered past-due based on its contractual terms. Past-due receivable balances are written-off when the Company’s internal collection efforts have been unsuccessful in collecting the amount due.

Based on an assessment of the collectability of accounts receivable as of December 31, 2022 and 2021, an allowance was provided for doubtful accounts of $64,000 and $54,000, respectively.

Accrued Revenue

Manufacturing services that are recognized as revenue based upon the proportional performance method are considered revenue based on services transferred over time and to the extent the customer has not been invoiced for these revenues, are recorded as accrued revenue in the accompanying consolidated balance sheets.

As of December 31, 2022 and December 31, 2021, accrued revenue was $2.5 million and $2.3 million, respectively.

Fair value of Financial Instruments

In accordance with ASC No. 820, Fair Value Measurements and Disclosures, fair value is defined as the exit price, or the amount that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date.

The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs include those that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or model-derived valuations. All significant inputs used in our valuations are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include quoted prices that were adjusted for security-specific restrictions which are compared to output from internally developed models such as a discounted cash flow model.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents and accounts receivables, approximate their fair value due to the short-term maturities of such instruments. The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Foreign Currency Translation

A substantial portion of the Company’s revenues are generated in U.S. dollars (“U.S. dollar”). In addition, a substantial portion of the Company’s costs are incurred in U.S. dollars. Company management has determined that the U.S. dollar is the functional currency of the primary economic environment in which it operates.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with ASC 830, Foreign Currency Matters (“ASC 830”). All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

The financial statements of Relec, Gresham Power and Enertec, whose functional currencies have been determined to be their local currencies, the British Pound (“GBP”), and the New Israeli Shekel (“ILS”), respectively, have been translated into U.S. dollars in accordance with ASC 830. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate in effect for the reporting period. The resulting translation adjustments are reported as other comprehensive income (loss) in the consolidated statement of operations and comprehensive (loss) income and as accumulated comprehensive loss in the consolidated statement of changes in stockholders’ equity.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents. Cash is maintained in checking accounts, money market funds and certificates of deposits with reputable financial institutions in banks in the U.S., UK and Israel. Such deposits in the United States may exceed the U.S. Federal Deposit Insurance Corporation insurance limits and are not insured in other jurisdictions.

The Company had total cash of $2,195,000 and $1,599,000 at December 31, 2022 and December 31, 2021, respectively, with $1,473,000 and $933,000 in the United Kingdom (“U.K.”), respectively and $631,000 and $61,000 in Israel, respectively. The Company has not experienced any losses on deposits of cash and cash equivalents.

Inventories

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from technological obsolescence as the Company’s products are mostly original equipment manufactured for its clients.

Cost of inventories is determined as follows:

•Raw materials, parts and supplies—using the “first-in, first-out” method.

•Work-in-progress and finished products—using the “first-in, first-out” method on the basis of direct manufacturing costs with the addition of indirect manufacturing costs.

The Company periodically assesses its inventories valuation in respect of obsolete items by reviewing revenue forecasts and technological obsolescence and moving such items into a reserve allowance for obsolescence. When inventories on hand exceed the foreseeable demand or become obsolete, the value of excess inventory, which at the time of the review was not expected to be sold, is written off.

Property and Equipment, Net

We record property and equipment at cost, less accumulated depreciation. Acquisitions and improvements are capitalized, and maintenance and repairs are expensed as incurred. As we dispose of assets, we remove the cost and related accumulated depreciation from the accounts, and any resulting gain or loss is included within loss on disposal or impairment of assets, net. Depreciation expense is calculated using the straight-line method over the estimated useful lives of the assets, at the following rates:

Assets	Useful Lives (In Years)
Computer software and office and computer equipment	3-5
Machinery and equipment, automobile, furniture and fixtures	5-10
Leasehold improvements	Over the term of the lease or life of the asset, whichever is shorter

Goodwill and Indefinite-Lived Intangible Assets

Goodwill has a carrying value of $9.1 million and $9.8 million at December 31, 2022 and 2021, respectively. Indefinite-lived intangible assets, which consist of the Company’s acquired trademarks, have a carrying value of $1.5 million at December 31, 2022 and 2021.

Goodwill and indefinite-lived intangible assets are not amortized but are assessed annually for impairment as of December 31, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value.

Goodwill represents the excess purchase price over the fair value of the net assets acquired. When conducting annual or interim impairment assessments, if applicable, a two-step process is used. First, an optional qualitative evaluation is performed as to whether it is more likely than not that the fair value of the Company's each reporting unit is less than its carrying value, using an assessment of relevant events and circumstances. In performing this assessment, the Company is required to make assumptions and judgments including, but not limited to, an evaluation of macroeconomic conditions as they relate to the business, industry and market trends, as well as the overall future financial performance of the reporting unit. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying value, no additional tests are performed. However, if the Company concludes otherwise or elects not to perform the qualitative assessment, the Company performs a second step consisting of a quantitative assessment of goodwill impairment. This assessment requires the Company to compare the fair value of its reporting unit with its carrying value. If the carrying amount exceeds the fair value, an impairment charge will be recognized. In performing this assessment, the Company is required to make assumptions and judgments including, but not limited to, financial projections, discount rate, and future market conditions.

See Note 9 —Goodwill for further information on valuation methodology and impairment of goodwill during the year ended December 31, 2022.

For indefinite-lived intangible assets with indefinite lives, the Company has the option to first assess qualitative factors of the indefinite-lived intangible assets. If the result of a qualitative test indicates that it is more likely that not that the asset is impaired a quantitative test is performed. When a quantitative test is performed, the estimated fair value of an asset is compared to its carrying value. If the carrying value of such asset exceeds its estimated fair value, an impairment charge is recorded for the difference between the carrying value and the estimated fair value. No impairment charges related to Indefinite-lived intangible assets were recognized during the years ended December 31, 2022 or 2021.

Intangible Assets

The Company records intangible assets subject to amortization at fair value at the date of acquisition. The Company has trademarks which were determined to have an indefinite life. Intangibles with definite lives consist of Customer relationships, which are amortized on a straight line bases over their estimated useful lives from 10-14 years.

The Company reviews intangible assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets might not be recoverable. The factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. When an impairment review is performed to evaluate a long-lived asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value, determined based on discounted cash flows.

Long-Lived Assets

The long-lived assets of the Company are reviewed for impairment in accordance with ASC 360, Property, Plant, and Equipment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Management reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted expected future cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by comparing the amount by which the carrying amount of the assets to their fair value.

Note Payable

The Company has elected to record certain notes payable at fair value on the date of issuance, with gains and losses arising from changes in fair value recognized in the consolidated statements of operations at each period end while such notes payable are outstanding. Issuance costs are recognized in the consolidated statement of operations in the period in which they are incurred. The fair value of the notes payable was determined using a probability weighted expected return model, a scenario-based valuation model in which discrete future outcome scenarios for the Company are projected and discounted to present value (See Note 13. Notes payable, related party, net).

Warranty

The Company offers a warranty period of twelve months for all its manufactured products. The Company estimates the costs that may be incurred under its warranty and records a warranty liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company’s warranty liability include the number of units sold, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amount, as necessary.

Contingencies

The Company is periodically involved in litigation arising from other matters in the ordinary course of business. The Company is regularly subject to claims, suits, regulatory and government investigations, and other proceedings involving labor and employment, commercial disputes, and other matters. Such claims, suits, regulatory and government investigations, and other proceedings could result in fines, civil penalties, or other adverse consequences.

Certain of these outstanding matters include speculative, substantial or indeterminate monetary amounts. The Company records a liability when it believes that it is probable that a loss has been incurred and the amount can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the reasonably possible loss. The Company evaluates developments in its legal matters that could affect the amount of liability that has been previously accrued, and the matters and related reasonably possible losses disclosed, and makes adjustments as appropriate. Significant judgment is required to determine both likelihood of there being and the estimated amount of a loss related to such matters.

Income Taxes

The Company determines its income taxes under the asset and liability method in accordance with FASB (“ASC No. 740”), Income Taxes, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the fiscal year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the fiscal years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Consolidated Statements of Operations and Comprehensive Loss in the period that includes the enactment date.

The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. To the extent that the final tax outcome of these matters is different than the amount recorded, such differences impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense. ASC No. 740 also requires management to evaluate tax positions taken by the Company and recognize a liability if the Company has taken uncertain tax positions that more likely than not would not be sustained upon examination by applicable taxing authorities.

Management of the Company has evaluated tax positions taken by the Company and has concluded that as of December 31, 2022 and December 31, 2021, there are no uncertain tax positions taken, or expected to be taken, that would require recognition of a liability that would require disclosure in the financial statements.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”). Under ASC 718:

•the Company recognizes stock-based expenses related to stock option awards on a straight-line basis over the requisite service period of the awards, which is generally the vesting term of two to four years,

•the expected term assumption, using the simplified method, reflects the period for which the Company believes the option will remain outstanding,

•the Company determines the volatility of its stock by looking at the historic volatility of its stock estimated over the expected term of the stock options, and

•the risk-free rate reflects the U.S. Treasury yield for a similar expected life instrument in effect at the time of the grant.

The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock. Forfeitures are accounted for as they occur.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade receivables.

Trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located primarily in the U.S., Europe and Israel. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company have determined to be doubtful of collection.

The following table provides the percentage of total revenues attributable to a single customer from which 10% or more of total revenues are derived:

	Year Ended		Year Ended
Segment	December 31, 2022	% of Total Revenue	December 31, 2021	% of Total Revenue
Customer A	$7,408	24%	$6,788	27%
Customer B	3,775	12%	7,492	29%
Customer C	3,769	12%	10,803	42%

As of December 31, 2022, one customer accounted for 31% of our total gross accounts receivable. As of December 31, 2021, one customer accounted for 49% of our total gross accounts receivable.

Net Loss per Share

Basic net loss per common share is computed using the weighted average number of common shares outstanding during the period. Diluted Earnings per Share (”EPS”) incorporates the incremental shares issuable upon the assumed exercise of stock options and warrants using the treasury stock method. Anti-dilutive securities are not included in the computation of diluted EPS.

Comprehensive Loss

The Company reports comprehensive loss in accordance with ASC 220, Comprehensive Income. This statement establishes standards for the reporting and presentation of comprehensive loss and its components in a full set of general purpose financial statements. Comprehensive loss generally represents all changes in equity during the period except those resulting from investments by, or distributions to, stockholders.

Leases

The Company accounts for its leases under ASC 842, Leases. Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases. Operating leases are recognized as Right-of-use (“ROU”) assets, Operating lease liability, current, and Operating lease liability, non-current on our consolidated balance sheets. Lease assets and liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. In certain of our lease agreements, we receive rent holidays and other incentives. We recognize lease costs on a straight-line basis over the lease term without regard to deferred payment terms, such as rent holidays, that defer the commencement date of required payments. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Leasehold improvements are capitalized at cost and amortized over the lesser of their expected useful life or the remaining life of the lease, without assuming renewal features, if any, are exercised. We elected the practical expedient in ASC 842 and do not separate lease and non-lease components for our leases.

Recent Accounting Standards

In November 2021, the FASB issued Accounting Standards Update (“ASU”) 2021-10, “Government Assistance (Topic 832),” which requires annual disclosures that increase the transparency of transactions involving government grants, including (1) the types of transactions, (2) the accounting for those transactions, and (3) the effect of those transactions on an entity’s financial statements. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2021. The adoption of ASU 2021-10 did not have a significant impact on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers,” which requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, “Revenue from Contracts with Customers.” The guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree. The guidance should be applied prospectively to acquisitions occurring on or after the effective date. The guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including in interim periods, for any financial statements that have not yet been issued. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, “Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815- 40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options.” The guidance became effective for the Company on January 1, 2022. The Company adopted the guidance on January 1, 2022, and has concluded the adoption did not have a material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40)—Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”). ASU 2020-06 simplifies accounting for convertible instruments by removing major separation models required under current GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. ASU 2020-06 also simplifies the diluted net income per share calculation in certain areas. The amendments in ASU 2020-06 are effective for smaller reporting companies as defined by the SEC for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Effective January 1, 2022, the Company early adopted ASU 2020-06 using the modified retrospective approach, which resulted in no impact on its consolidated financial statements.

In January 2017, FASB issued Accounting Standards Update (ASU) 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which eliminated the calculation of implied goodwill fair value. Instead, companies will record an impairment charge based on the excess of a reporting unit’s carrying amount of goodwill over its fair value. The Company has not elected to early adopt the provisions of ASU 2017-04. If early adoption had been selected, the goodwill impairment recorded and analysis performed at December 31, 2022 would have been materially different given that one of the reporting units had negative carrying value.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses”, (“ASU No. 2016-13”) to improve information on credit losses for financial assets and net investment in leases that are not accounted for at fair value through net income. ASU 2016-13 replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses. This guidance is effective for the Company beginning on January 1, 2023, with early adoption permitted. The Company does not expect that the adoption of this standard will have a significant impact on its consolidated financial statements and related disclosures